Offerings	Feb. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock $.01 par value per share
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $.01 par value per share
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Warrants
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Warrants
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Rights
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01531%
Offering Note
(2)	See Note 1.